UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2008

Western Asset New York Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from both regular federal income tax and New York State and New York City personal income tax* from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	17
Statement of operations	18
Statements of changes in net assets	19
Financial highlights	20
Notes to financial statements	22

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended September 30, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)[i] fell 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar, and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter. According to the advance estimate released by the U.S. Department of Commerce, third quarter 2008 GDP declined 0.3%.

Consensus expectations now point to the U.S. falling into a recession later this year or in early 2009. Consumer spending, which represents approximately two-thirds of GDP, is moderating, as evidenced by the three consecutive months of declining retail sales during the third quarter of 2008. According to the Department of Commerce, September’s 1.2% fall in retail sales was the sharpest decline in three years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the first nine months of 2008. Year-to-date through September, roughly 760,000 jobs have been shed and the unemployment rate now stands at 6.1%, its highest level in five years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September, the Fed held rates steady. Then, on October 8, 2008 (after the reporting period ended), in a global coordination

Western Asset New York Municipal Money Market Fund | I

Letter from the chairman continued

effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%. The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. In conjunction with its October meeting, the Fed stated: “The pace of economic activity appears to have slowed markedly, owing importantly to a decline in consumer expenditures. .... Moreover, the intensification of financial market turmoil is likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Just prior to the beginning of the reporting period, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress and, on October 3, 2008, signed into law by President Bush. Also in October, the government announced a plan to purchase stakes in the nation’s largest banks and guarantee certain bank debts. Also, the Federal Deposit Insurance Corporation (“FDIC”) temporarily increased its insurance on bank accounts from $100,000 to $250,000.

During the six-month reporting period ended September 30, 2008, both short-and long-term Treasury yields experienced periods of extreme volatility. Earlier in the year, investors were focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” at which times Treasury yields moved lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of the reporting period, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, including high-quality corporate bonds and high grade municipal bonds. At one point in September, the yield available from the three-month Treasury bill fell to 0.04%, as investors were essentially willing to forgo any return potential in order to access the safety of government-backed securities.

II | Western Asset New York Municipal Money Market Fund

During the current reporting period, the yields available from tax-exempt money market instruments fluctuated and ultimately moved higher, as did yields on short-term Treasuries. The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Performance review

As of September 30, 2008, the seven-day current yield for Class A shares of Western Asset New York Municipal Money Market Fund was 5.67% and the seven-day effective yield, which reflects compounding, was 5.83%.[1]

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND Yields as of September 30, 2008 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A Shares	5.67%	5.83%
Class I Shares	5.78%	5.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Municipal Money Market Fund  | III

Letter from the chairman continued

and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds. Shareholders in the Fund as of the close of business on September 19, 2008 will have a temporary U.S. Treasury guarantee on balances up to the amount held in the Fund on that date. Legg Mason believes this program will provide support to our shareholders as we manage through this market environment.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

IV | Western Asset New York Municipal Money Market Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alterative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i] Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset New York Municipal Money Market Fund | V

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Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — September 30, 2008

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

Class A	0.77%	$1,000.00	$1,007.70	0.54%	$2.72
Class I	0.82	1,000.00	1,008.20	0.44	2.22

[1]	For the six months ended September 30, 2008.

[2]

Assumes reinvestment of all distributions, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$1,000.00	$1,022.36	0.54%	$2.74
Class I	5.00	1,000.00	1,022.86	0.44	2.23

[1]	For the six months ended September 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 97.6%

	Education — 11.5%
$4,700,000	Board of Cooperative Educational Services, NY, Sole Supervisory
	District, RAN, 3.000% due 6/30/09	$4,732,587
25,000,000	Chemung Count, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elmira College Project, LOC-JPMorgan Chase, 8.280%,
	10/2/08(a)	25,000,000
7,000,000	Dutchess County, NY, Industrial Development Agency, Civic Facility
	Revenue, Marist College Civic Facility, LOC-Keybank N.A., 6.500%,
	10/2/08(a)	7,000,000
5,045,000	Dutchess County, NY, IDA, Marist College, LOC-Bank of New York,
	8.000%, 10/2/08(a)	5,045,000
3,850,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Monroe Community College, LOC-JPMorgan Chase, 8.000%,
	10/2/08(a)	3,850,000
1,700,000	New York City, NY, GO, Subordinated, FSA, SPA-Dexia Credit Local,
	7.000%, 10/1/08(a)	1,700,000
9,810,000	New York State Dormitory Authority, Personal Income Tax Revenue,
	Economic Development & Housing, 3.500% due 12/15/08	9,837,286
	New York State Dormitory Authority Revenue:
	Cornell University:
4,385,000	SPA-HSBC Bank USA N.A., 6.400%, 10/2/08(a)	4,385,000
9,715,000	SPA-JPMorgan Chase, 6.400%, 10/2/08(a)	9,715,000
30,000,000	TECP, 1.750% due 1/8/09	30,000,000
35,773,825	Court Facilities Lease, LOC-Bayerische Landesbank, 7.900%,
	10/1/08(a)	35,773,825
4,900,000	Culinary Institute of America, LOC-TD Banknorth N.A., 8.000%,
	10/2/08(a)	4,900,000
	Non-State Supported Debt:
4,000,000	College of New Rochelle, LOC-RBS Citizens NA, 8.000%, 10/2/08(a)	4,000,000
1,950,000	Culinary Institute of America, LOC-TD Banknorth N.A., 8.000%,
	10/2/08(a)	1,950,000
8,000,000	Fordham University, LOC-Allied Irish Bank PLC, 9.000%, 10/1/08(a)	8,000,000
5,700,000	Long Island University, LOC-RBS Citizens NA, 8.200%, 10/2/08(a)(b)	5,700,000
21,000,000	Rockefeller University, 6.250%, 10/2/08(a)	21,000,000
8,000,000	St. Lawrence University, LOC-Citizens Bank, 8.000%, 10/2/08(a)	8,000,000
15,800,000	University of Rochester, LOC-JPMorgan Chase Bank, 8.000%,
	10/1/08(a)	15,800,000
1,525,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	7.750%, 10/1/08(a)	1,525,000
11,970,000	Rockefeller University, 6.250%, 10/2/08(a)	11,970,000
2,985,000	State Supported Debt, Cornell University, SPA-HSBC Bank USA NA,
	6.400%, 10/2/08(a)	2,985,000
3,395,000	Wagner College, LOC-JPM, 7.850%, 10/1/08(a)	3,395,000
4,685,000	Niagara County, NY, Industrial Development Agency Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens Bank N.A.,
	8.000%, 10/2/08(a)	4,685,000

See Notes to Financial Statements.

4 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Education — 11.5% continued
$3,240,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse University Project, LOC-JPMorgan Chase, 7.950%,
	10/1/08(a)	$3,240,000
7,000,000	Ontario County, NY, Industrial Development Agency, Civic Facility
	Revenue, Finger Lakes, LOC-Citizens Bank, 8.000%, 10/2/08(a)	7,000,000
	Tompkins County, NY, Industrial Development Agency Revenue,
	Civic Facility, Cornell University, SPA-JPMorgan Chase:
8,500,000	4.200%, 10/1/08(a)	8,500,000
7,000,000	6.400%, 10/2/08(a)	7,000,000
	Troy, NY, IDA, Civic Facility Revenue:
16,000,000	Rensselaer Polytechnic Institute, LOC-Bank of America N.A.,
	6.500%, 10/2/08(a)	16,000,000
12,000,000	Rensselaer Polytechnical Institute, LOC-JPMorgan Chase & Co.,
	6.500%, 10/2/08(a)	12,000,000
	Yates County, NY, Industrial Development Agency, Civic Facility
	Revenue, Keuka College Project, LOC-Keybank NA:
4,815,000	8.000%, 10/2/08(a)	4,815,000
2,935,000	8.000%, 10/2/08(a)	2,935,000

	Total Education	292,438,698

	Finance — 5.4%
	New York City, NY, TFA:
	Future Tax Secured:
	Revenue:
4,200,000	LIQ-Landesbank Baden-Wurttemberg, 8.000%, 10/1/08(a)	4,200,000
9,915,000	SPA-Bank of Nova Scotia, 7.830%, 10/1/08(a)	9,915,000
4,110,000	SPA-JPMorgan Chase, 7.850%, 10/1/08(a)	4,110,000
1,085,000	SPA-Landesbank Baden-Wurttemberg, 4.150%, 10/1/08(a)	1,085,000
6,000,000	Subordinated, SPA-Landesbank Hessen-Thuringen, 4.150%,
	10/1/08(a)	6,000,000
	New York City Recovery Project Revenue, Subordinated:
11,565,000	LIQ-Bayerische Landesbank, 9.000%, 10/1/08(a)	11,565,000
2,335,000	LIQ-Bayerische Landesbank, 4.150%, 10/1/08(a)	2,335,000
1,500,000	LIQ-Dexia, 7.000%, 10/1/08(a)	1,500,000
17,415,000	LIQ-Landesbank Hessen-Thuringen, 7.850%, 10/1/08(a)	17,415,000
6,400,000	SPA-JPMorgan Chase, 7.750%, 10/1/08(a)	6,400,000
900,000	SPA-Royal Bank of Canada, 4.150%, 10/1/08(a)	900,000
11,105,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 8.000%, 10/1/08(a)	11,105,000
1,970,000	New York, NY, TFA, Subordinated LIQ-Lloyds TSB Bank PLC, 7.750%, 10/1/08(a)	1,970,000
	New York State LGAC:
1,000,000	FSA, GO of Corp., SPA-JPMorgan Chase, 8.200%, 10/1/08(a)	1,000,000
13,600,000	LOC-Bank of Nova Scotia, 7.750%, 10/1/08(a)	13,600,000
6,300,000	LOC-Societe Generale, 7.500%, 10/1/08(a)	6,300,000
23,425,000	FSA, SPA-KBC, 7.750%, 10/1/08(a)	23,425,000
	Senior Lien, 5.000% due 4/1/09	3,044,083
12,550,000	SPA-Royal Bank of Canada, 7.750%, 10/1/08(a)	12,550,000

	Total Finance	138,419,083

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 5

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 19.6%
$6,765,000	Brockport, NY, CSD, GO, BAN, 2.750% due 6/26/09	$6,803,950
8,000,000	Cheektowaga-Maryvale, NY, UFSD, GO, BAN, 3.750% due 12/23/08	8,014,087
6,032,600	Clinton County, NY, GO, BAN, 2.500% due 7/17/09	6,070,621
11,090,000	Delhi, NY, CSD, GO, BAN, 2.500% due 6/19/09	11,142,101
5,000,000	East Ramapao, NY, CSD, GO, RAN, 2.550% due 6/30/09	5,024,518
8,850,000	Gates Chili, NY, CSD, GO, BAN, 2.500% due 6/25/09	8,881,832
7,475,000	Groton, NY, CSD, GO, BAN, 2.500% due 6/10/09	7,513,030
11,500,000	Hampton Bays, NY, GO, Union Free School District, TAN,
	3.000% due 6/24/09	11,599,112
9,500,000	Hilton, NY, CSD, GO, BAN, 2.250% due 6/18/09	9,531,873
14,500,000	Hoosic Valley, NY, CSD, GO, BAN, 2.500% due 6/25/09	14,566,611
9,995,000	Hudson City School District, NY, GO, BAN, 3.000% due 6/30/09	10,067,994
11,000,000	Liverpool, NY, CSD, GO, RAN, 2.500% due 7/9/09	11,064,022
6,500,000	Mattituck-Cutchogue, NY, Union Free School District, GO, TAN,
	2.500% due 6/25/09	6,531,249
7,534,864	Mineola, NY, Union Free School District, GO, BAN, 2.500% due 6/30/09	7,577,314
12,795,000	Monroe County, NY, GO, 3.000% due 6/1/09	12,895,712
50,000,000	Nassau County, NY, GO, RAN, 3.000% due 4/15/09	50,357,488
7,000,000	New Rochelle, NY, City School District, GO, BAN, 2.250% due 4/24/09	7,029,801
	New York City, NY:
1,000,000	LOC-Bank of New York, 4.150%, 10/1/08(a)	1,000,000
600,000	LOC-Bank of Nova Scotia, 8.150%, 10/1/08(a)	600,000
5,800,000	LOC-Allied Irish Bank PLC, 4.150%, 10/1/08(a)	5,800,000
5,900,000	LOC-Landesbank Hessen-Thuringen, 5.000%, 10/1/08(a)	5,900,000
12,500,000	SPA-KBC Bank NV, 7.730%, 10/2/08(a)	12,500,000
	Subordinated:
9,400,000	LOC-Bank of New York, 8.250%, 10/1/08(a)	9,400,000
	LOC-BNP Paribas:
900,000	7.760%, 10/1/08(a)	900,000
30,990,000	7.830%, 10/1/08(a)	30,990,000
800,000	LOC-JPMorgan Chase, 7.830%, 10/1/08(a)	800,000
10,225,000	LOC-Royal Bank of Scotland, 9.000%, 10/2/08(a)	10,225,000
20,450,000	LOC-Royal Bank of Scotland, 8.250%, 10/2/08(a)	20,450,000
4,745,000	6.750% due 2/1/09	4,830,174
800,000	LOC-JPM, 4.150%, 10/1/08(a)	800,000
	Subordinated, LOC-Bank of America:
3,900,000	6.200%, 10/1/08(a)	3,900,000
13,000,000	8.800%, 10/1/08(a)	13,000,000
400,000	New York, NY, LOC-JPMorgan Chase, 2.350%, 10/1/08(a)	400,000
	New York State GO:
60,000,000	TECP-LOC Morgan Guaranty Trust, Bayerische Landesbank,
	Landesbank Hessen-Thuringen, 1.850% due 10/1/08	60,000,000
	TECP-LOC Bayerische Landes & Landesbank Hessen-Thuringen:
12,000,000	1.630% due 10/2/08	12,000,000
25,200,000	1.630% due 11/6/08	25,200,000

See Notes to Financial Statements.

6 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 19.6% continued
$7,000,000	Niskayuna, NY, CSD, GO, BAN, 2.250% due 4/30/09	$7,029,864
8,880,000	Orange County, NY, GO, BAN, 2.250% due 7/10/09	8,896,809
5,000,000	Phoenix, NY, CSD, BAN, 3.750% due 12/18/08	5,007,651
8,700,000	Plainedge, NY, Union Free School District, GO, TAN, 2.500% due 6/30/09	8,738,781
9,100,000	Port Jervis, NY, City School District, GO, BAN, 2.500% due 6/30/09	9,156,711
8,000,000	Roslyn, NY, Union Free School District, GO, TAN, 3.000% due 6/26/09	8,081,156
12,000,000	State of New York, LOC-Dexia Credit Local, 1.670% due 12/3/08(d)	12,000,000
9,480,000	Vestal, NY, GO, BAN, 2.500% due 5/22/09	9,515,583
8,021,900	Victor, NY, CSD, GO, BAN, 2.500% due 7/15/09	8,070,216
9,106,232	Wheatland Chili, NY, CSD, GO, BAN, 2.250% due 12/16/08	9,115,190

	Total General Obligation	498,978,450

	Hospitals — 6.3%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue,
	Albany Medical Center Hospital Project:
5,390,000	LOC-Bank of America N.A., 8.250%, 10/2/08(a)	5,390,000
4,955,000	LOC-Keybank N.A., 8.250%, 10/2/08(a)	4,955,000
3,940,000	LOC-Citizens Bank N.A., 8.250%, 10/2/08(a)	3,940,000
2,905,000	Albany Medical Center Project, LOC-Bank of America N.A., 8.250%
	10/2/08(a)	2,905,000
1,920,000	Albany Medical Center Hospital, LOC-Bank of America N.A.,
	8.250%, 10/2/08(a)	1,920,000
3,545,000	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue,
	Champlain Valley Hospital Project, LOC-Keybank N.A., 8.000%,
	10/2/08(a)	3,545,000
5,585,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA N.A.,
	8.250%, 10/2/08(a)	5,585,000
5,540,000	Essex County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elizabethtown Community Hospital, LOC-Keybank N.A.,
	8.000%, 10/2/08(a)	5,540,000
2,115,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at
	Harborside, LOC-LaSalle Bank N.A., 9.000%, 10/1/08(a)	2,115,000
	Nassau Health Care Corp.:
20,485,000	Refunding, FSA, SPA-Dexia Credit Local, 8.500%, 10/2/08(a)	20,485,000
16,400,000	Subordinated, FSA, SPA-Dexia Credit Local, 9.150%, 10/2/08(a)	16,400,000
	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced
	Assistance:
7,900,000	LOC-Bank of America, 7.200%, 10/2/08(a)	7,900,000
6,000,000	LOC-Bank of America N.A., 7.200%, 10/2/08(a)	6,000,000
7,700,000	New York City, NY, Health & Hospital Corp. Revenue, HHC Capital Corp.,
	LOC-TD Bank N.A., 7.750%, 10/1/08(a)	7,700,000
	New York State Dormitory Authority Revenue:
14,750,000	Mental Health Facilities Improvement, FSA, SPA-Dexia Credit Local,
	8.480%, 10/2/08(a)	14,750,000
10,200,000	Mental Health Services, Subordinated, FSA, SPA-Dexia Credit Local,
	6.400%, 10/2/08(a)	10,200,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 7

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Hospitals — 6.3% continued
$7,175,000	Oneida County, NY, Industrial Development Agency, Civic Facility
	Revenue, Saint Elizabeth Medical Center Facility, LOC-HSBC Bank,
	8.000%, 10/2/08(a)	$7,175,000
4,430,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Jewish Home Project, LOC-Keybank N.A., 8.000%, 10/2/08(a)	4,430,000
4,375,000	Otsego County, NY, Industrial Development Agency, Mary Imogene Bassett, LOC-Keybank N.A., 8.000%, 10/2/08(a)	4,375,000
	Riverhead, NY, IDA:
3,000,000	Civic Facility Revenue, Central Suffolk Hospital Project, LOC-HSBC Bank
	USA N.A., 8.250%, 10/2/08(a)	3,000,000
8,200,000	Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank,
	8.250%, 10/2/08(a)	8,200,000
14,600,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Ithacare Center Co., LOC-Bank of America N.A., 8.000%,
	10/2/08(a)	14,600,000

	Total Hospitals	161,110,000

	Housing: Multi-Family — 13.2%
7,600,000	New York City, NY, HDC, Multi-Family Mortgage Revenue, The Plaza,
	LOC-Citibank N.A., 9.530%, 10/1/08(a)(c)	7,600,000
	New York City, NY, HDC:
	MFH Revenue:
900,000	Morris Avenue Apartments, LOC-HSBC Bank USA N.A., 9.530%,
	10/1/08(a)(c)	900,000
3,490,000	Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A., 9.530%,
	10/1/08(a)(c)	3,490,000
7,840,000	Peter Cintron Apartments, LOC-KeyBank N.A., 9.530%, 10/1/08(a)(c)	7,840,000
13,400,000	Villa Avenue Apartments, LOC-Keybank N.A., 9.530%, 10/1/08(a)(c)	13,400,000
59,900,000	Mortgage Revenue, Queens Family Courthouse Apartment,
	LOC-Citibank N.A., 8.080%, 10/1/08(a)(c)	59,900,000
9,200,000	Mortgage Revenue, The Crest, LOC-Landessbank Hessen-Thuringen,
	8.000%, 10/1/08(a)	9,200,000
6,035,000	Multi Family Revenue, Aldus St. Apartments, LOC-Fannie Mae,
	9.530%, 10/1/08(a)(c)	6,035,000
31,225,000	Multi-Family Highbridge Apartments, LOC-HSBC Bank USA N.A.,
	9.530%, 10/1/08(a)(c)	31,225,000
	Multi-Family Mortgage Revenue:
5,800,000	550 East 170th Street Apartments, LOC-Citibank N.A.,
	9.530%, 10/1/08(a)(c)	5,800,000
24,700,000	Beekman Tower, LOC-Royal Bank of Scotland, 7.900%, 10/1/08(a)	24,700,000
	Multi-Family Revenue:
5,000,000	941 Hoe Avenue Apartments, LOC-Fannie Mae, 9.530%,
	10/1/08(a)(c)	5,000,000
13,300,000	Mortgage Reverend Ruben Diaz, LOC-Bank of America N.A.,
	9.530%, 10/1/08(a)(c)	13,300,000
7,200,000	Residential Montefiore, LOC-Chase Manhattan Bank, 7.900%,
	10/1/08(a)	7,200,000

See Notes to Financial Statements.

8 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Housing: Multi-Family — 13.2% continued
	New York State Housing Finance Agency:
$1,400,000	Historic Front Street, LOC-Landesbank Hessen-Thuringen,
	7.780%, 10/1/08(a)	$1,400,000
	350 West 43rd Street:
27,200,000	88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen,
	9.000%, 10/1/08(a)	27,200,000
2,400,000	455 West 37th Street, LOC-Landsbank Hessen-Thuringen,
	8.150%, 10/1/08(a)(c)	2,400,000
27,000,000	600 West 42nd Street, LOC-Bank of New York,
	9.540%, 10/1/08(a)(c)	27,000,000
2,500,000	Clinton Green South Housing, LOC-Bank of America N.A., 8.080%,
	10/1/08(a)(c)	2,500,000
26,450,000	LOC-Landesbank Hessen-Thuringen, 8.150%, 10/1/08(a)(c)	26,450,000
5,800,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen,
	8.000%, 10/1/08(a)	5,800,000
2,400,000	West 17th Street Housing, LOC-Landesbank Baden-Wurttemberg,
	8.150%, 10/1/08(a)(c)	2,400,000
19,025,000	Contract Revenue, LOC-BNP Paribas, 7.850%, 10/1/08(a)	19,025,000
12,275,000	Tribeca Green Housing, LOC-Landesbank Hessen-Thruingen, 7.400%,
	10/1/08(a)	12,275,000
15,555,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior
	Living, LOC-Citizens Bank N.A., 8.000%, 10/2/08(a)	15,555,000

	Total Housing: Multi-Family	337,595,000

	Housing: Single Family — 7.7%
	New York State Housing Finance Agency:
61,300,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	9.530%, 10/1/08(a)(c)	61,300,000
41,400,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen,
	8.070%, 10/1/08(a)(c)	41,400,000
9,400,000	Baisley Park Gardens, LOC-Citibank N.A., 8.980%, 10/1/08(a)	9,400,000
4,000,000	Clinton Green North Housing, LOC-Bank of America, 8.080%,
	10/1/08(a)(c)	4,000,000
13,300,000	Victory Housing, LIQ-Freddie Mac, 8.150%, 10/1/08(a)(c)	13,300,000
	Contract Revenue, Refunding:
15,400,000	LOC-Dexia Credit Local, 8.100%, 10/1/08(a)	15,400,000
2,500,000	LOC-Landesbank Hessen-Thuringen, 7.880%, 10/1/08(a)	2,500,000
17,400,000	LOC-State Street Bank & Trust Co., 7.830%, 10/1/08(a)	17,400,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage,
	SPA-Dexia Credit Local:
5,000,000	6.250%, 10/1/08(a)(c)	5,000,000
25,250,000	9.530%, 10/1/08(a)(c)	25,250,000

	Total Housing: Single Family	194,950,000

	Industrial Development — 6.5%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
4,000,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A.,
	8.000%, 10/2/08(a)	4,000,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 9

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Development — 6.5% continued
$7,345,000	Teresian House, LOC-Citizens Bank N.A., 8.000%, 10/2/08(a)	$7,345,000
12,045,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility
	Revenue, JCC Development Corp. Project, LOC-Citizens Bank N.A.,
	8.250%, 10/2/08(a)	12,045,000
1,210,000	Essex County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Refunding, Elizabethtown Community, LOC-Keybank N.A.,
	8.000%, 10/2/08(a)	1,210,000
2,155,000	Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A., 8.400%, 10/2/08(a)(c)	2,155,000
2,325,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC,
	LOC-Wells Fargo Bank N.A., 8.500%, 10/2/08(a)	2,325,000
	Monroe County, NY:
6,650,000	IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase,
	7.850%, 10/2/08(a)	6,650,000
6,000,000	Industrial Development Agency, Civic Facility Revenue, Continuing
	Development Services Inc. Project, LOC-Citizens Bank N.A.,
	8.000%, 10/2/08(a)	6,000,000
	New York City, NY, IDA:
1,540,000	IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 8.090%, 10/2/08(a)(c)	1,540,000
4,300,000	Revenue, Children’s Oncology Society, LOC-JPM, 7.850%, 10/1/08(a)	4,300,000
	New York City, NY, Industrial Development Agency, Civic Facility Revenue:
5,200,000	Auditory/Oral School Project, LOC-Wachovia Bank N.A., 8.500%,
	10/2/08(a)	5,200,000
6,000,000	Grace Church School Project, LOC-Wachovia Bank, 8.250%, 10/2/08(a)	6,000,000
6,635,000	New York Congregational Nursing, LOC-HSBC Bank USA, 8.250%,
	10/2/08(a)	6,635,000
4,515,000	Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan
	Chase, 7.960%, 10/2/08(a)	4,515,000
10,600,000	New York State Urban Development Corp., SVC Contract,
	LOC-TD Banknorth N.A., 7.850%, 10/2/08(a)	10,600,000
8,500,000	New York State Urban Development Corp. Revenue, SVC Contract,
	Assured Gty-SPA-JPMorgan Chase, 7.960%, 10/2/08(a)	8,500,000
	Oneida County, NY, Industrial Development Agency,
	Civic Facility Revenue:
22,745,000	Charles T. Sitrin Health Care, LOC-Keybank N.A.,
	8.250%, 10/2/08(a)	22,745,000
4,930,000	Eastern Star Hall & Home, LOC-Citizens Bank N.A.,
	7.960%, 10/2/08(a)	4,930,000
3,895,000	Mohawk Valley, St. Lukes, LOC-Bank of America N.A.,
	8.250%, 10/2/08(a)	3,895,000
7,050,000	Onondaga County, NY, Industrial Development Agency,
	Civic Facility Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA N.A., 8.250%, 10/2/08(a)	7,050,000
945,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA N.A., 8.400%, 10/2/08(a)(b)(c)	945,000

See Notes to Financial Statements.

10 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Development — 6.5% continued
$9,895,000	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project,
	LOC-Royal Bank of Scotland, 7.900%, 10/2/08(a)	$9,895,000
2,350,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank
	USA N.A., 8.400%, 10/2/08(a)(c)	2,350,000
4,365,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 8.000%, 10/1/08(a)(b)	4,365,000
15,000	Wyoming County IDA, IDR, American Precision Industries Inc.,
	LOC-HSBC Bank USA N.A., 8.400%, 10/2/08(a)(b)(c)	15,000
20,500,000	Yonkers, NY, Industrial Development Agency, Civic Facility Revenue,
	Consumers Union of United States Inc., AMBAC, LOC-JPMorgan Chase,
	9.600%, 10/1/08(a)	20,500,000

	Total Industrial Development	165,710,000

	Life Care Systems — 0.7%
17,275,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 8.250%, 10/2/08(a)	17,275,000

	Pollution Control — 0.5%
13,500,000	New York State Energy Research & Development Authority, PCR,
	New York State Electric & Gas Corp., LOC-Wells Fargo Bank N.A.,
	8.050%, 10/1/08(a)	13,500,000

	Pre-Refunded — 3.1%
	Nassau County, NY, Tobacco Settlement Corp.:
2,255,000	6.250% due 7/15/09(e)	2,355,332
6,245,000	6.300% due 7/15/09(e)	6,538,223
40,000,000	Asset Backed, 6.600% due 7/15/09(e)	41,900,014
10,000,000	Triborough Bridge & Tunnel Authority Revenue, General Purpose,
	5.500% due 1/1/09(e)	10,112,894
17,000,000	TSASC Inc., NY, 6.250% due 7/15/09(e)	17,762,703

	Total Pre-Refunded	78,669,166

	Public Facilities — 1.4%
	New York City, NY, Trust for Cultural Resources Revenue:
10,000,000	American Museum, SPA-Wachovia Bank N.A., 7.470%, 10/2/08(a)	10,000,000
14,875,000	Asia Society, LOC-JPMorgan Chase, 6.500%, 10/2/08(a)	14,875,000
9,290,000	Pierpont Morgan Library, LOC-JPMorgan Chase, 7.850%, 10/2/08(a)	9,290,000
1,928,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	7.750%, 10/1/08(a)	1,928,000

	Total Public Facilities	36,093,000

	Tax Allocation — 2.5%
	Nassau County, NY, Interim Finance Authority, Sales Tax Secured:
26,000,000	SPA-Bank of America N.A, 7.950%, 10/1/08(a)	26,000,000
19,200,000	SPA-BNP Paribas, 7.900%, 10/1/08(a)	19,200,000
18,300,000	SPA-KBC Bank N.V., 7.900%, 10/1/08(a)	18,300,000

	Total Tax Allocation	63,500,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 11

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Transportation — 6.8%
$5,000,000	Albany County, NY, Airport Authority Revenue, Refunding,
	LOC-Bank of America N.A., 8.250%, 10/2/08(a)(c)	$5,000,000
18,500,000	Metropolitan Transportation Authority of New York Revenue TECP,
	LOC-ABN AMRO, 1.650% due 11/4/08	18,500,000
	MTA, NY:
20,000,000	Dedicated Tax Fund, LOC-Lloyds TSB Bank PLC, 7.750%, 10/2/08(a)	20,000,000
	Revenue, Subordinated:
11,090,000	LOC-Fortis Bank NY, 8.250%, 10/2/08(a)	11,090,000
2,700,000	LOC-Fortis Bank SA, 7.750%, 10/2/08(a)	2,700,000
15,400,000	Niagara Falls, NY, Bridge Commission Toll Revenue, Assured Gty,
	SPA-Dexia Credit Local, 8.000%, 10/1/08(a)	15,400,000
	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
33,610,000	Gem Subordinated, SPA-Bank of America, 8.250%, 10/2/08(a)	33,610,000
53,000,000	SPA-ABN AMRO Bank N.V., 7.810%, 10/2/08(a)	53,000,000
12,725,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 8.250%,
	10/2/08(a)	12,725,000

	Total Transportation	172,025,000

	Utilities — 7.6%
3,440,000	Long Island Power Authority, Electric System Revenue, General, FSA,
	SPA-Dexia, 8.200%, 10/1/08(a)	3,440,000
	Long Island Power Authority, NY, Electric System Revenue, FSA,
	SPA-Dexia Credit Local:
4,100,000	7.900%, 10/1/08(a)	4,100,000
13,900,000	8.250%, 10/3/08(a)	13,900,000
	Long Island, NY, Power Authority:
	Electric System Revenue:
10,000,000	FSA, SPA-Dexia, 7.900%, 10/2/08(a)	10,000,000
300,000	FSA, SPA-Dexia Credit Local, 7.750%, 10/1/08(a)	300,000
1,900,000	Subordinated, LOC-Bayerische Landesbank, 5.000%, 10/1/08(a)	1,900,000
1,300,000	FSA, LOC-Dexia Credit Local, 8.500%, 10/1/08(a)	1,300,000
56,125,000	Subordinated, LOC-Bayerische Landesbank & Landesbank
	Baden-Wurttemberg, 7.900%, 10/1/08(a)	56,125,000
	New York State Power Authority, TECP, Ser 2, SPA-JPM, Scotia,
	Statestreet, Bayerische Landesbank, BNP, LBW & BNY:
32,000,000	1.620% due 10/7/08	32,000,000
10,000,000	1.600% due 10/9/08	10,000,000
	New York State Power Authority, TECP, Ser 2, SPA-JPM, Scotia,
	Statestreet, BLB, Wach, LBW & BNY:
15,000,000	1.570% due 11/12/08	15,000,000
12,437,000	1.500% due 11/13/08	12,437,000
9,560,000	1.680% due 12/2/08	9,560,000
8,113,000	1.570% due 12/10/08	8,113,000
15,800,000	1.750% due 2/3/09	15,800,000

	Total Utilities	193,975,000

See Notes to Financial Statements.

12 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Water & Sewer — 4.8%
$6,300,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems
	Revenue, LOC-JPMorgan Chase, 7.780%, 10/1/08(a)	$6,300,000
4,000,000	Massachusetts State Water Resources Authority, SPA-Bayerische
	Landesbank, 7.850%, 10/1/08(a)	4,000,000
	New York City, NY:
	MFA Water & Sewer System Revenue, Second General Resolution:
11,850,000	Fiscal 2008, SPA-Fortis Bank SA, 7.150%, 10/2/08(a)	11,850,000
3,055,000	SPA-Bank of Nova Scotia, 4.500%, 10/1/08(a)	3,055,000
	Municipal Water Finance Authority:
49,050,000	SPA-Dexia Credit Local, 7.850%, 10/2/08(a)	49,050,000
	Water & Sewer System Revenue:
7,040,000	Fiscal 2003, Subordinated, SPA-Depfa Bank PLC, 9.000%,
	10/1/08(a)	7,040,000
9,000,000	Second General, Fiscal 2008, SPA-Bank of America N.A.,
	6.850%, 10/1/08(a)	9,000,000
1,650,000	Second Generation Resolution, SPA-Bank of Nova Scotia,
	6.150%, 10/1/08(a)	1,650,000
4,100,000	SPA-Bank of America N.A., 8.850%, 10/2/08(a)	4,100,000
200,000	Subordinated, SPA-Dexia Credit Local, 8.500%, 10/2/08(a)	200,000
25,000,000	New York City, NY, TECP, 1.650% due 11/13/08	25,000,000
2,800,000	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia,
	7.850%, 10/1/08(a)	2,800,000

	Total Water & Sewer	124,045,000

	TOTAL INVESTMENTS — 97.6% (Cost — $2,488,283,397#)	2,488,283,397
	Other Assets in Excess of Liabilities — 2.4%	60,311,448

	TOTAL NET ASSETS — 100.0%	$2,548,594,845

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 13

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation - Insured Bonds
BAN	—	Bond Anticipation Notes
CSD	—	Central School District
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance - Insured Bonds
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LGAC	—	Local Government Assistance Corporation
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Notes
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
UFSD	—	Unified Free School District
XLCA	—	XL Capital Assurance Inc. - Insured Bonds

RATINGS TABLE†
S&P/Moody’s‡
A-1	60.3%
VMIG1	24.1
NR	6.9
AAA/Aaa	5.2
SP-1	2.0
A	0.9
MIG1	0.4
AA/ Aa	0.2

Total	100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary.

See pages 15 and 16 for definitions of ratings.

See Notes to Financial Statements.

14 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 15

Bond ratings (unaudited) continued

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

16 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
September 30, 2008

ASSETS:
Investments, at amortized cost	$2,488,283,397
Cash	46,786
Receivable for securities sold	98,511,164
Receivable for Fund shares sold	60,248,937
Interest receivable	11,147,546
Prepaid expenses	67,348
Other assets	19,681

Total Assets	2,658,324,859

LIABILITIES:
Payable for Fund shares repurchased	108,108,793
Investment management fee payable	1,016,006
Distributions payable	277,871
Distribution fees payable	229,127
Trustees’ fees payable	34,922
Accrued expenses	63,295

Total Liabilities	109,730,014

TOTAL NET ASSETS	$2,548,594,845

NET ASSETS:
Par value (Note 6)	$25,486
Paid-in capital in excess of par value	2,548,569,359

TOTAL NET ASSETS	$2,548,594,845

Shares Outstanding:
Class A	2,448,983,675
Class I	99,611,108
Net Asset Value:
Class A	$1.00
Class I	$1.00

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 17

Statement of operations (unaudited)
For the Six Months Ended September 30, 2008

INVESTMENT INCOME:
Interest	$31,523,657

EXPENSES:
Investment management fee (Note 3)	6,589,797
Distribution fees (Notes 3 and 4)	1,490,721
Legal fees	62,091
Transfer agent fees (Note 4)	57,508
Shareholder reports (Note 4)	49,695
Trustees’ fees	30,817
Registration fees	21,066
Insurance	18,544
Audit and tax	18,445
Custody fees	9,488
Miscellaneous expenses	2,197

Total Expenses	8,350,369

NET INVESTMENT INCOME	23,173,288

INCREASE IN NET ASSETS FROM OPERATIONS	$23,173,288

See Notes to Financial Statements.

18 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)
AND THE YEAR ENDED MARCH 31, 2008	September 30	March 31

OPERATIONS:
Net investment income	$23,173,288	$69,040,173
Net realized gain	—	67,955

Increase in Net Assets From Operations	23,173,288	69,108,128

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(23,173,288)	(69,089,683)
Net realized gains	—	(73,764)

Decrease in Net Assets From Distributions to Shareholders	(23,173,288)	(69,163,447)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	6,415,094,579	12,381,991,075
Reinvestment of distributions	21,372,993	64,528,701
Cost of shares repurchased	(6,786,620,132)	(11,858,217,896)

Increase (Decrease) in Net Assets From Fund Share Transactions	(350,152,560)	588,301,880

INCREASE (DECREASE) IN NET ASSETS	(350,152,560)	588,246,561

NET ASSETS:
Beginning of period	2,898,747,405	2,310,500,844

End of period	$2,548,594,845	$2,898,747,405

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 19

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2008 [1]	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME FROM OPERATIONS:
Net investment income	0.008	0.028	0.030	0.021	0.008	0.004
Net realized gain[2]	0.000	0.000	0.000	0.000	0.000	0.000

Total income from operations	0.008	0.028	0.030	0.021	0.008	0.004

LESS DISTRIBUTIONS FROM:
Net investment income	(0.008)	(0.028)	(0.030)	(0.021)	(0.008)	(0.004)
Net realized gains[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Total distributions	(0.008)	(0.028)	(0.030)	(0.021)	(0.008)	(0.004)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.77%	2.84%	3.03%	2.13%	0.86%	0.42%

NET ASSETS, END OF PERIOD (MILLIONS)	$2,449	$2,762	$2,137	$1,806	$1,810	$1,915

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.54%[4]	0.55%	0.56%[5]	0.59%	0.60%	0.60%
Net expenses[6]	0.54 [4]	0.55 [7]	0.56 [5,8]	0.59 [8]	0.59 [8]	0.60
Net investment income	1.49 [4]	2.75	2.98	2.11	0.84	0.41

[1]	For the six months ended September 30, 2008 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.55%.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.80%.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2008 [1]	2008	2007	2006	2005	2004 [2]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME FROM OPERATIONS:
Investment income	0.008	0.029	0.031	0.022	0.010	0.002
Net realized gain[3]	0.000	0.000	0.000	0.000	0.000	0.000

Total income from operations	0.008	0.029	0.031	0.022	0.010	0.002

LESS DISTRIBUTIONS FROM:
Net investment income	(0.008)	(0.029)	(0.031)	(0.022)	(0.010)	(0.002)
Net realized gains[3]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Total distributions	(0.008)	(0.029)	(0.031)	(0.022)	(0.010)	(0.002)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.82%	2.94%	3.13%	2.26%	0.98%	0.17%

NET ASSETS, END OF PERIOD (MILLIONS)	$100	$137	$174	$165	$126	$52

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.44%[5]	0.45%	0.45%[6]	0.46%	0.48%	0.47%[5]
Net expenses[7]	0.44 [5]	0.45 [8]	0.45 [6,9]	0.46 [9]	0.47 [9]	0.47 [5]
Net investment income	1.61 [5]	2.95	3.08	2.27	1.00	0.51 [5]

[1]	For the six months ended September 30, 2008 (unaudited).

[2]	For the period December 3, 2003 (inception date) to March 31, 2004.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.45%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

22 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

(e) Class accounting. Investment income, common expenses and realized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 23

Notes to financial statements (unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	SEPTEMBER 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in Securities	$2,488,283,397	—	$2,488,283,397	—

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

24 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2008, the Fund’s Class A and I shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2008, the Fund had accrued $25,697 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution and service plan and under that plan the Fund pays a distribution and service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued and paid monthly.

For the six months ended September 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Class A	$1,490,721	$55,637	$49,686
Class I	—	1,871	9

Total	$1,490,721	$57,508	$49,695

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 25

Notes to financial statements (unaudited) continued

5. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEAR ENDED MARCH 31, 2008

Net Investment Income:
Class A	$22,161,794	$64,480,035
Class I	1,011,494	4,609,648

Total	$23,173,288	$69,089,683

Net Realized Gains:
Class A	—	$69,568
Class I	—	4,196

Total	—	$73,764

6. Shares of beneficial interest

At September 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEAR ENDED MARCH 31, 2008

Class A
Shares sold	6,345,307,757	12,136,146,901
Shares issued on reinvestment	21,067,737	62,745,538
Shares repurchased	(6,679,670,134)	(11,573,054,325)

Net increase (decrease)	(313,294,640)	625,838,114

Class I
Shares sold	69,786,822	245,844,174
Shares issued on reinvestment	305,256	1,783,163
Shares repurchased	(106,949,998)	(285,163,571)

Net decrease	(36,857,920)	(37,536,234)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital shares transactions.

26 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

7. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Market Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1,

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

28 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filled in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

9. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

30 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

10. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

11. Treasury Guarantee

The Fund has enrolled in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guarantees the $1.00 dollar per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 are eligible to participate in the guarantee. Those shareholders may purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The guarantee will be triggered if the market-based net asset value of the Fund is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, the Fund would be required to liquidate. Upon liquidation and subject to the availability of funds under the Guarantee Program, eligible shareholders would be entitled to receive payments equal to $1.00 per “covered share.” The number of “covered shares” held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs. The coverage provided for all money market funds participating in the Guarantee Program (and, in turn, any amount available to the Fund and its eligible shareholders) is subject to an overall limit, currently approximately $50 billion.

The initial term of the Guarantee Program terminates on December 18, 2008, but may be later extended by the Treasury Department to terminate no later than September 18, 2009. If the Treasury Department extends the Program, the Board of Trustees of the Fund will consider whether to continue to participate. In order to participate in the Guarantee Program during the initial term, the Fund has paid a participation fee of 0.01% of the Fund’s net asset value as of

Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report | 31

Notes to financial statements continued

September 19, 2008, which is not covered by any expense cap currently in effect. Participation in any extension of the Guarantee Program would require payment of an additional fee, although there can be no assurance that any Fund will elect to participate, or be eligible to participate, in any extension of the Guarantee Program.

32 | Western Asset New York Municipal Money Market Fund 2008 Semi-Annual Report

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Western Asset New York Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agents
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly, PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough, Massachusetts 01581
Susan B. Kerley
Alan G. Merten	Independent registered
R. Richardson Pettit	public accounting firm
KPMG LLP
Investment manager	345 Park Avenue
Legg Mason Partners Fund	New York, New York 10154
Advisor, LLC

Subadviser
Western Asset Management
Company

Western Asset New York Municipal Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND Legg Mason Partners Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010411 11/08 SRO8-690

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008